Borrowings (Current) (Details) - Schedule of Borrowings Consist (Parentheticals)	12 Months Ended
Mar. 31, 2023
Schedule Of Borrowings Consist Abstract
Senior secured promissory note	7.00%
Senior convertible notes	0.00%